Insurance Contract Liabilities and Reinsurance Assets (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Insurance Contract Liabilities and Reinsurance Assets	The components of gross and net insurance contract liabilities are shown below.

As at December 31,	2022	2021

Insurance contract liabilities	$352,153	$374,890

Benefits payable and provision for unreported claims	5,610	5,251

Policyholder amounts on deposit	13,642	12,134

Gross insurance contract liabilities	371,405	392,275

Reinsurance assets (1)	(47,674)	(44,531)

Net insurance contract liabilities	$323,731	$347,744

(1)	Reinsurance assets of $38 (2021 – $48) are related to investment contract liabilities, refer to note 8(b).

Summary of Composition of Insurance Contract Liabilities and Reinsurance Assets by Line of Business and Reporting Segment
The composition of insurance contract liabilities and reinsurance assets by the line of business and reporting segment is as follows.
Gross insurance contract liabilities

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Total, net of reinsurance ceded	Total reinsurance ceded	Total, gross of reinsurance ceded
As at December 31, 2022	Participating	Non- participating

Asia	$66,294	$34,684	$6,221	$4,142	$111,341	$2,727	$114,068

Canada	12,637	38,325	13,593	14,095	78,650	1,676	80,326

U.S.	7,867	67,789	11,273	46,849	133,778	43,137	176,915

Corporate and Other	–	(640)	24	578	(38)	134	96

Total, net of reinsurance ceded	86,798	140,158	31,111	65,664	323,731	47,674	371,405

Total reinsurance ceded	8,552	22,434	15,793	895	47,674

Total, gross of reinsurance ceded	$95,350	$162,592	$46,904	$66,559	$371,405

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Total, net of reinsurance ceded	Total reinsurance ceded	Total, gross of reinsurance ceded
As at December 31, 2021	Participating	Non- participating

Asia	$64,586	$36,387	$6,869	$3,590	$111,432	$2,749	$114,181

Canada	13,518	44,320	16,554	14,981	89,373	430	89,803

U.S.	8,591	71,077	14,007	53,555	147,230	41,150	188,380

Corporate and Other	–	(676)	22	363	(291)	202	(89)

Total, net of reinsurance ceded	86,695	151,108	37,452	72,489	347,744	44,531	392,275

Total reinsurance ceded	8,144	20,767	14,681	939	44,531

Total, gross of reinsurance ceded	$94,839	$171,875	$52,133	$73,428	$392,275

(1)	Other insurance contract liabilities include group insurance and individual and group health including long-term care insurance.

Summary of Carrying Value of Assets Backing Net Insurance Contract Liabilities, Other Liabilities and Capital
The following table presents the carrying value of assets backing net insurance contract liabilities, other liabilities and capital.

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Other liabilities (2)	Capital (3)	Total
As at December 31, 2022	Participating	Non- participating

Assets

Debt securities	$42,279	$72,706	$15,686	$31,998	$9,739	$31,496	$203,904

Public equities	12,253	6,792	336	562	675	2,901	23,519

Mortgages	4,378	14,101	4,350	8,766	22,997	46	54,638

Private placements	6,810	19,498	8,038	10,497	2,003	211	47,057

Real estate	3,346	7,030	913	1,875	(66)	174	13,272

Other	17,732	20,031	1,788	11,966	427,369	27,665	506,551

Total	$86,798	$140,158	$31,111	$65,664	$462,717	$62,493	$848,941

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Other liabilities (2)	Capital (3)	Total
As at December 31, 2021	Participating	Non- participating

Assets

Debt securities	$43,278	$82,050	$19,575	$36,207	$10,723	$32,306	$224,139

Public equities	14,667	8,112	453	374	626	3,835	28,067

Mortgages	3,799	13,295	4,572	8,526	21,802	20	52,014

Private placements	6,005	17,741	7,370	9,775	1,723	228	42,842

Real estate	3,467	6,814	987	1,782	6	177	13,233

Other	15,479	23,096	4,495	15,825	469,014	29,439	557,348

Total	$86,695	$151,108	$37,452	$72,489	$503,894	$66,005	$917,643

(1)	Other insurance contract liabilities include group insurance and individual and group health including long-term care insurance.
(2)
Other liabilities are
non-insurance
contract liabilities which include segregated funds, bank deposits, long-term debt, deferred tax liabilities, derivatives, investment contracts, embedded derivatives and other miscellaneous liabilities.

(3)	Capital is defined in note 13.

Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions
Potential impact on net income attributed to shareholders arising from changes to non-economic
assumptions
(1)

	Decrease in after-tax net income attributed to shareholders
As at December 31,	2022	2021
Policy related assumptions
2% adverse change in future mortality rates (2),(4)
Products where an increase in rates increases insurance contract liabilities	$(500)	$(500)
Products where a decrease in rates increases insurance contract liabilities	(500)	(500)
5% adverse change in future morbidity rates (incidence and termination) (3),(4),(5)	(4,500)	(5,500)
10% adverse change in future policy termination rates (4)	(2,200)	(2,400)
5% increase in future expense levels	(600)	(600)

(1)
The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in non-economic
assumptions. Experience gains or losses would generally result in changes to future dividends, with no direct impact to shareholders.

(2)
An increase in mortality rates will generally increase policy liabilities for life insurance contracts whereas a decrease in mortality rates will generally increase policy liabilities for policies with longevity risk such as payout annuities.

(3)
No amounts related to morbidity risk are included for policies where the policy liability provides only for claims costs expected over a short period, generally less than one year, such as Group Life and Health.

(4)
The impacts of the adverse sensitivities on LTC for morbidity, mortality and lapse do not assume any partial offsets from the Company’s ability to contractually raise premium rates in such events, subject to state regulatory approval. In practice, the Company would plan to file for rate increases equal to the amount of deterioration resulting from the sensitivities.

(5)	5% deterioration in incidence rates and 5% deterioration in claim termination rates.

Summary of Actuarial Methods and Assumptions
The completion of the 2022 annual review of actuarial methods and assumptions resulted in a decrease in insurance contract liabilities, net of reinsurance, of $80, and a net gain to net income attributed to shareholders of $36 post-tax.

	Change in insurance contract liabilities, net of reinsurance
For the year ended December 31, 2022	Total	Attributed to participating policyholders’ account (1)	Attributed to shareholders’ account	Change in net income attributed to shareholders (post-tax)
Long-term care triennial review	$19	$–	$19	$(15)
Mortality and morbidity updates	157	(5)	162	(126)
Lapses and policyholder behaviour updates	317	74	243	(192)
Investment related updates	(210)	(1)	(209)	157
Other updates	(363)	(145)	(218)	212
Net impact	$(80)	$(77)	$(3)	$36

(1)
The change in insurance contract liabilities, net of reinsurance, attributable to the participating policyholders’ account was primarily driven by an increase in expected long-term interest rates within the valuation models to reflect the higher interest rate environment, partially offset by the lapse assumption update in Canada.

The completion of the 2021 annual review of actuarial methods and assumptions resulted in an increase in insurance contract liabilities of $287, net of reinsurance, and a decrease in net income attributed to shareholders of $41 post-tax.

	Change in insurance contract liabilities, net of reinsurance
For the year ended December 31, 2021	Total	Attributed to participating policyholders’ account (1)	Attributed to shareholders’ account	Change in net income attributed to shareholders (post-tax)
U.S. variable annuity product review	$51	$–	$51	$(40)
Mortality and morbidity updates	350	–	350	(257)
Lapses and policyholder behaviour updates	686	18	668	(534)
Expense updates	(653)	(25)	(628)	503
Investment related updates	(257)	(2)	(255)	168
Other updates	110	231	(121)	119
Net impact	$287	$222	$65	$(41)

(1)
The change in insurance contract liabilities, net of reinsurance, attributable to the participating policyholders’ account was primarily driven by a reduction in the expected long-term interest rates within the valuation models to reflect the low interest rate environment.

Summary of Insurance Contract Liabilities, Payments Due by Period
Insurance contracts give rise to obligations fixed by agreement. As at December 31, 2022, the Company’s contractual obligations and commitments relating to insurance contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Insurance contract liabilities (1)	$11,498	$12,365	$18,496	$1,012,611	$1,054,970

(1)
Insurance contract liability cash flows include estimates related to the timing and payment of death and disability claims, policy surrenders, policy maturities, annuity payments, minimum guarantees on segregated fund products, policyholder dividends, commissions and premium taxes offset by contractual future premiums on in-force
contracts. These estimated cash flows are based on the best estimate assumptions used in the determination of insurance contract liabilities. These amounts are undiscounted and reflect recoveries from reinsurance agreements. Due to the use of assumptions, actual cash flows may differ from these estimates. Cash flows include embedded derivatives measured separately at fair value.

Summary of Gross Claims and Benefits
The following table presents a breakdown of gross claims and benefits.

For the years ended December 31,	2022	2021
Death, disability and other claims	$19,404	$18,583
Maturity and surrender benefits	10,662	8,728
Annuity payments	3,242	3,276
Policyholder dividends and experience rating refunds	1,279	1,255
Net transfers from segregated funds	(1,267)	(732)
Total	$33,320	$31,110

Long term care [member]
Statement [LineItems]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions
Potential impact on net income attributed to shareholders arising from changes to non-economic
assumptions for Long-Term Care included in the above table
(1),(2)

	Decrease in after-tax net income attributed to shareholders
As at December 31,	2022	2021
Policy related assumptions
2% adverse change in future mortality rates	$(300)	$(300)
5% adverse change in future morbidity incidence rates	(1,700)	(2,000)
5% adverse change in future morbidity claims termination rates	(2,400)	(3,100)
10% adverse change in future policy termination rates	(300)	(400)
5% increase in future expense levels	(100)	(100)

(1)
The impacts of the adverse sensitivities on LTC for morbidity, mortality and lapse do not assume any partial offsets from the Company’s ability to contractually raise premium rates in such events, subject to state regulatory approval. In practice, the Company would plan to file for rate increases equal to the amount of deterioration resulting from the sensitivities.

(2)	The impact of favourable changes to all the sensitivities is relatively symmetrical.

Life insurance contracts [Member]
Statement [LineItems]
Summary of Change in Insurance Contract Liabilities
The change in insurance contract liabilities was a result of the following business activities and changes in actuarial estimates.

For the year ended December 31, 2022	Net actuarial liabilities	Other insurance contract liabilities (1)	Net insurance contract liabilities	Reinsurance assets	Gross insurance contract liabilities
Balance, January 1	$332,272	$15,472	$347,744	$44,531	$392,275
New policies (2)	5,365	–	5,365	116	5,481
Normal in-force movement (2)	(39,174)	1,216	(37,958)	(1,042)	(39,000)
Changes in methods and assumptions (2)	112	(192)	(80)	349	269
Reinsurance transactions (2) , (3)	(2,419)	–	(2,419)	950	(1,469)
Impact of changes in foreign exchange rates	10,439	640	11,079	2,770	13,849
Balance, December 31	$306,595	$17,136	$323,731	$47,674	$371,405

For the year ended December 31, 2021	Net actuarial liabilities	Other insurance contract liabilities (1)	Net insurance contract liabilities	Reinsurance assets	Gross insurance contract liabilities
Balance, January 1	$325,408	$14,377	$339,785	$45,769	$385,554
New policies (4)	5,947	–	5,947	276	6,223
Normal in-force movement (4)	4,689	1,283	5,972	(1,812)	4,160
Changes in methods and assumptions (4)	287	–	287	455	742
Reinsurance transactions	–	–	–	–	–
Impact of changes in foreign exchange rates	(4,059)	(188)	(4,247)	(157)	(4,404)
Balance, December 31	$332,272	$15,472	$347,744	$44,531	$392,275

(1)	Other insurance contract liabilities are comprised of benefits payable and provisions for unreported claims and policyholder amounts on deposit.
(2)
In 2022, the $34,971 decrease reported as the change in insurance contract liabilities on the 2022 Consolidated Statements of Income primarily consists of changes due to normal in-force movement, new policies, changes in methods and assumptions, and reinsurance transactions. These four items in the gross insurance contract liabilities were netted off by a decrease of $34,719, of which $35,830 is included in the Consolidated Statements of Income as a decrease in insurance contract liabilities and $1,111 increase is included in gross claims and benefits. The Consolidated Statements of Income change in insurance contract liabilities also includes the change in embedded derivatives associated with insurance contracts, however these embedded derivatives are included in other liabilities on the Consolidated Statements of Financial Position.

(3)
In 2022, we completed two transactions to reinsure blocks of legacy U.S. variable annuity (“VA”) policies. Under the terms of the transactions, the Company will retain responsibility for the maintenance of the policies with no intended impact to VA policyholders. The transactions were structured as coinsurance for the general fund liabilities and modified coinsurance for the segregated fund liabilities.

(4)
In 2021, the $10,719 increase reported as the change in insurance contract liabilities on the Consolidated Statements of Income primarily consists of changes due to normal in-force
movement, new policies and changes in methods and assumptions. These three items in the gross insurance contract liabilities were netted off by an increase of $11,125, of which $9,868 is included in the Consolidated Statements of Income increase in insurance contract liabilities and $1,257 is included in gross claims and benefits. The Consolidated Statements of Income change in insurance contract liabilities also includes the change in embedded derivatives associated with insurance contracts.